Risk Management Section - Covers, NP Loans, Loan Loss - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Percentage of increase or (decrease) in collateralisation level	1.00%
Percentage of residential mortgage oustandings	38.30%
Percentage of business lending of outstandings	43.90%	41.40%
Increase in business lending outstandings	€ 45,300
Percentage for no covers	90.00%
Increase or (decrease) in covers	€ 41,200
Increase or (decrease) in Coverage ratio	(4.70%)
Percentage of notional Pre-Settlement exposure cleared by Central Clearing Parties	58.30%	56.80%
Financial assets	€ 876,444	€ 836,747
Percentage of exposure to loan risk not eligible for IFRS	12.10%
CEM exposure, derivatives and securities	97.50%
Stage 1: 12-month expected credit losses [member]
Disclosure of credit risk exposure [line items]
Percentage Of net Outstandings	81.50%
Stage 1: 12-month expected credit losses [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Percentage Of net Outstandings	84.80%
Stage 1: 12-month expected credit losses [member] | Non-investment grade [member]
Disclosure of credit risk exposure [line items]
Percentage Of net Outstandings	79.60%
Stage 2: Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Percentage Of net Outstandings	5.10%
Stage 2: Lifetime expected credit losses [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Percentage Of net Outstandings	1.00%
Stage 2: Lifetime expected credit losses [member] | Non-investment grade [member]
Disclosure of credit risk exposure [line items]
Percentage Of net Outstandings	12.40%
Stage 2: Lifetime expected credit losses [member] | Substandard grade [member]
Disclosure of credit risk exposure [line items]
Percentage Of net Outstandings	96.80%
Stage 3: Lifetime Expected Credit Losses [member]
Disclosure of credit risk exposure [line items]
Percentage Of net Outstandings	1.30%
Stage 3: Lifetime Expected Credit Losses [member] | Non-performing grade [member]
Disclosure of credit risk exposure [line items]
Percentage Of net Outstandings	94.20%
Non performing Loans [member]
Disclosure of credit risk exposure [line items]
Financial assets	€ 11,102	€ 12,481
Dutch Central Bank [Member]
Disclosure of credit risk exposure [line items]
Percentage of business lending of outstandings	234.60%
Commercial Banks [member]
Disclosure of credit risk exposure [line items]
Percentage of business lending of outstandings	(8.80%)
Residential Mortgages (Private Individuals) [Member]
Disclosure of credit risk exposure [line items]
Percentage of residential mortgage oustandings	3.00%
Netherlands [member]
Disclosure of credit risk exposure [line items]
Percentage of residential mortgage oustandings	(1.40%)
Maximum loan to market value existing property, construction property financing	100.00%
Valuation methodology, cover values	In case of newly built houses mostly the building /purchase agreement is sufficient as valuation. In the case of existing houses three kind of valuations are allowed. If the LTMV is below 90% a (1) WOZ (fiscal market value, determined by government authorities) or an (2) automated model valuation (the Calcasa ING Valuation) is permitted. In most cases a valuation is performed by (3) certified valuators that are registered at one of the organisations accepted by ING. In addition, the valuator must be a member of the NVM (Nederlandse Vereniging van Makelaars – Dutch Association of Real Estate Agents), VBO (Vereniging Bemiddeling Onroerend Goed – Association of Real Estate Brokers), VastgoedPRO (Association of Real Estate Professionals) or NVR (Nederlandse Vereniging van Rentmeesters).
Percentage of Cover values increase decrease	39.50%
Netherlands [member] | Other CRR/CRD IV eligible [Member]
Disclosure of credit risk exposure [line items]
Percentage of increase or (decrease) in collateralisation level	43.10%
Netherlands [member] | Performing [member]
Disclosure of credit risk exposure [line items]
Maximum loan to market value existing property, construction property financing	101.00%
Netherlands [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Increase in business lending outstandings	€ (35,700)
Netherlands [member] | Utilities [member]
Disclosure of credit risk exposure [line items]
Increase or (decrease) in covers	(3,700)
Netherlands [member] | Non-Bank Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Increase in business lending outstandings	€ (19,600)
Percentage of Cover values increase decrease	9.60%
Netherlands [member] | Residential Mortgages (Private Individuals) [Member] | Non performing Loans [member] | Non-performing grade [member]
Disclosure of credit risk exposure [line items]
Financial assets	€ 834
Germany [member]
Disclosure of credit risk exposure [line items]
Percentage of residential mortgage oustandings	5.00%
Percentage of Cover values increase decrease	24.80%
Belgium [member]
Disclosure of credit risk exposure [line items]
Percentage of residential mortgage oustandings	5.60%
Belgium [member] | Residential Mortgages (Private Individuals) [Member] | Non performing Loans [member] | Non-performing grade [member]
Disclosure of credit risk exposure [line items]
Financial assets	€ 883
Belgium And Luxembourg [Member]
Disclosure of credit risk exposure [line items]
Percentage of Cover values increase decrease	13.50%
Australia [member]
Disclosure of credit risk exposure [line items]
Percentage of Cover values increase decrease	10.60%
Rest of Europe [Member] | Guarantees [member]
Disclosure of credit risk exposure [line items]
Percentage of increase or (decrease) in collateralisation level	81.10%
Spain [member]
Disclosure of credit risk exposure [line items]
Percentage of residential mortgage oustandings	15.30%
America [member]
Disclosure of credit risk exposure [line items]
Increase in business lending outstandings	€ (17,300)